Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Allowance of Credit Losses - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allowance of Credit Losses [Abstract]
Balance at the beginning of the period	$ 172	$ 177
Foreign currency translation	(38)	(9)
Balance at the end of the period	$ 134	$ 168